UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dawson-Herman Capital Management, Inc.

Address:  354 Pequot Avenue
          Southport, CT 06890


13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven M. Niditch
Title:  CCO
Phone:  (203) 254-0091


Signature, Place and Date of Signing:

/s/ Steven M. Niditch              Southport, CT              August 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   59

Form 13F Information Table Value Total:  $410634
                                         (thousands)



List of Other Included Managers:

No.          Form 13F File Number      Name

1.           028-13186                Southport Millennium Fund, L.P.
2.           028-13187                Southport Millennium Fund II, L.P.
3.           028-13188                Southport Millennium Master Fund, Ltd.
4.           028-13189                Southport Millennium Twenty Fund, L.P.
5.           028-13190                Southport Management Limited Partnership



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                                                    FORM 13F INFORMATION TABLE
                                                             June 30, 2009

COLUMN 1                          COLUMN  2  COLUMN 3   COLUMN 4     COLUMN 5      COLUMN 6       COLUMN 7         COLUMN 8

                                                        VALUE   SHRS OR SH/ PUT/  INVESTMENT       OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL  DISCRETION      MANAGERS    SOLE    SHARED   NONE
ABB LTD                       SPONSORED ADR  000375204    4714   298750 SH       SHARED DEFINED      5                 298750
ADVENT SOFTWARE INC           COM            007974108    6166   188050 SH       SHARED DEFINED      5                 188050
ALCATEL-LUCENT                SPONSORED ADR  013904305      28    11322 SH       SHARED DEFINED      5                  11322
ANADARKO PETE CORP            COM            032511107    9058   199550 SH       SHARED DEFINED      5                 199550
ARCH CAP GROUP LTD            ORD            G0450A105     627    10700 SH       SHARED DEFINED      5                  10700
ARIBA INC                     COM NEW        04033V203     568    57700 SH       SHARED DEFINED      5                  57700
BAXTER INTL  INC              COM            071813109   12374   233650 SH       SHARED DEFINED      5                 233650
BRISTOL MYERS SQUIBB CO       COM            110122108    7387   363700 SH       SOLE              NONE     363700
CAVIUM NETWORKS INC           COM            14965A101    4388   261015 SH       SHARED DEFINED  1,2,3,4,5             261015
CHICOS FAS INC                COM            168615102    1594   163800 SH       SHARED DEFINED    1,2,3               163800
CLEAN ENERGY FUELS CORP       COM            184499101    2193   254700 SH       SHARED DEFINED    1,2,3               254700
CLINICAL DATA INC NEW         COM            18725U109     478    43350 SH       SOLE              NONE      43350
CONTINENTAL RESOURCES INC     COM            212015101    4057   146200 SH       SHARED DEFINED      5                 146200
CROWN CASTLE INTL CORP        COM            228227104   13947   580633 SH       SHARED DEFINED      5                 580633
DOLBY LABORATORIES INC        COM            25659T107   13246   355300 SH       SHARED DEFINED      5                 355300
E M C CORP MASS               COM            268648102   12568   959400 SH       SHARED DEFINED   1,2,3,5              959400
EDGAR ONLINE INC              COM            279765101    3557  2635020 SH       SHARED DEFINED      5                2635020
EXPRESS SCRIPTS INC           COM            302182100   27622   401780 SH       SHARED DEFINED   1,2,3,5              401780
FTI CONSULTING INC            COM            302941109    6269   123600 SH       SHARED DEFINED    1,2,3               123600
GENCO SHIPPING & TRADING LTD  SHS            Y2685T107     456    21000 SH       SHARED DEFINED      5                  21000
GP STRATEGIES CORP            COM            36225V104     430    73000 SH       SOLE              NONE      73000
HMS HLDGS CORP                COM            40425J101    1104    27100 SH       SHARED DEFINED      5                  27100
HONEYWELL INTL INC            COM            438516106     314    10000 SH       SOLE              NONE      10000
ICON PUB LTD CO               SPONSORED ADR  45103T107    2915   135100 SH       SHARED DEFINED    1,2,3               135100
INTEL CORP                    COM            458140100    4098   247600 SH       SHARED DEFINED      5                 247600
INTERFACE INC                 CL A           458665106     350    56200 SH       SOLE              NONE      56200
INVERNESS MED INNOVATIONS IN  COM            46126P106   29615   832350 SH       SHARED DEFINED   1,2,3,5              832350
LIBERTY GLOBAL INC            COM SER A      530555101    3888   244700 SH       SOLE              NONE     244700
LINDSAY CORP                  COM            535555106     497    15000 SH       SOLE              NONE      15000
MCDONALDS CORP                COM            580135101   11769   204715 SH       SHARED DEFINED      5                 204715
MEDCO HEALTH SOLUTIONS INC    COM            58405U102    8889   194900 SH       SHARED DEFINED    1,2,3               194900
MICROSOFT CORP                COM            594918104    3594   151200 SH       SHARED DEFINED      5                 151200
MONSANTO CO NEW               COM            61166W101    9043   121650 SH       SHARED DEFINED      5                 121650
O REILLY AUTOMOTIVE INC       COM            686091109    3656    96000 SH       SHARED DEFINED      5                  96000
ORACLE CORP                   COM            68389X105   23194  1082800 SH       SHARED DEFINED  1,2,3,4,5            1082800
PARTNERRE LTD                 COM            G6852T105    8694   133850 SH       SHARED DEFINED      5                 133850
PLATINUM UNDERWRITER HLDGS L  COM            G7127P100     537    18800 SH       SHARED DEFINED      5                  18800
PMC-SIERRA INC                COM            69344F106     213    26800 SH       SOLE              NONE      26800
POTASH CORP SASK INC          COM            73755L107    4346    46707 SH       SHARED DEFINED      5                  46707
POWELL INDS INC               COM            739128106     849    22900 SH       SOLE              NONE      22900
PSYCHIATRIC SOLUTIONS INC     COM            74439H108    4523   198900 SH       SHARED DEFINED    1.2.3               198900
QUALCOMM INC                  COM            747525103   32399   716800 SH       SHARED DEFINED  1,2,3,4,5             716800
QUANTA SVCS INC               COM            74762E102    2033    87900 SH       SHARED DEFINED      5                  87900
RENAISSANCERE HOLDINGS LTD    COM            G7496G103   14724   316365 SH       SHARED DEFINED    1,2,3               316365
ROSETTA STONE INC             COM            777780107   14330   522223 SH       SHARED DEFINED  1,2,3,4,5             522223
RUSH ENTERPRISES INC          CL A           781846209     131    11250 SH       SOLE              NONE      11250
RUSH ENTERPRISES INC          CL B           781846308     109    10950 SH       SOLE              NONE      10950
RYANAIR HLDGS PLC             SPONSORED ADR  783513104    8182   288200 SH       SHARED DEFINED      5                 288200
SBA COMMUNICATIONS CORP       COM            78388J106    1367    55700 SH       SOLE              NONE      55700
SHUTTERFLY INC                COM            82568P304    1207    86499 SH       SHARED DEFINED      5                  86499
SOUTHWESTERN ENERGY CO        COM            845467109    7731   199000 SH       SHARED DEFINED      5                 199000
TERRA INDS INC                COM            880915103    1476    60960 SH       SHARED DEFINED      5                  60960
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209   22815   462400 SH       SHARED DEFINED  1,2,3,4,5             462400
TJX COS INC NEW               COM            872540109   22573   717500 SH       SHARED DEFINED   1,2,3,5              717500
VALIDUS HOLDINGS LTD          COM SHS        G9319H102    6861   312125 SH       SHARED DEFINED   1,2,3,5              312125
WALGREEN CO                   COM            931422109   16426   558700 SH       SHARED DEFINED   1,2,3,5              558700
WESTPORT INNOVATIONS INC      COM NEW        960908309    2904   359017 SH       SHARED DEFINED    1,2,3               359017
YAHOO INC                     COM            984332106    1063    67900 SH       SHARED DEFINED      5                  67900
ZIMMER HLDGS INC              COM            98956P102     490    11500 SH       SOLE              NONE      11500

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